SECURITIES AND EXCHANGE COMMISSION
	                       Washington, D.C.  20549
	               ______________________________________

		   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /X/


        Post-Effective Amendment No. 21 as to 2-60951*  /X/
        Post-Effective Amendment No. 26 as to 2-55344*  /X/
        Post-Effective Amendment No. 24 as to 2-61740*  /X/

		    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT	/X/
OF 1940

        Amendment No. 22*                       /X/


*See Explanatory and Rules 414 and 429(b) Notes on Inside Facing Page.

	                          COPLEY FUND, INC.
	Formerly "Copley Tax Managed Fund, Inc.,"  "The Copley Trust"
	          and "Steadman Tax-Sheltered Trust"_______________
	         (Exact Name of Registrant as Specified in Charter)

        245 Sunrise Avenue, Palm Beach, FL                        33480
        (Address of Registrant's Principal Executive Office     (Zip Code)

Registrant's Telephone Number, including Area Code        (407)  665-8050


	                      Irving Levine, President
             245 Sunrise Avenue, Palm Beach, FL 33480
	             (Name and Address of Agent for Service)

	           Copy to:

	           Thomas C. Henry, Esquire
	           Roberts & Henry
	           P. O. Box 1138
	           St. Michaels, MD  21663


        Approximate Date of Proposed Public Offering: As soon as practicabl after this Amendment become effective.

	It is proposed that this filing will become effective:

             / / immediately upon filing pursuant to paragraph (b) / / on (date) pursuant to paragraph (b)
             /X/  60 days after filing pursuant to paragraph (a)
	     / /  on (date) pursuant to paragraph (a) of Rule 485.


	The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Notice required by Rule 24f-2 was filed with the Commission on April 28, 1999.

Explanatory Note

	Registrant, on or about March 6, 1978, filed with the Securities and Exchange Commission ("SEC") a Notification of Registration on Form N-8A under the Investment Company Act of 1940, as amended (the "1940 Act"). On or about March 14, 1978, Registrant filed with the SEC its Registration Statement pursuant to Section 8 of the 1940 Act on Form N-8B-1 and its initial Registration Statement under the Securities Act of 1933, as amended (the "1933 Act") on Form S-5 (Registration No. 2-60951), hereinafter "Registrant's S-5." Registration of shares covered by such S-5 Registration Statement was accomplished as part of Registrant's Form N-1 Registration Statement, declared effective by order of the Commission on July 1, 1980.

	In June 1978, by virtue of resignations of the Trustees of The Copley Trust (formerly Steadman Tax-Sheltered Trust), a common law business trust (the "Trust") and an investment company registered under the 1940 Act, the President of Registrant became the sole trustee of the Trust; and, subsequently, by action of the Trust's shareholders at a meeting duly called and held and for which proxies were solicited in accordance with the 1940
Act Rules 20a-1, 20a-2, and 20a-3, the shareholders re-elected said President as a trustee as well as other new trustees and took such other action, including the appointment of auditors, the selection of an investment advisor, etc., as was necessary to provide for the continuity of the Trust.

	On July 23, 1979, the Trust filed with the SEC its initial Registration Statement on Form N-1, styled as Post-Effective Amendment No. 3 to its 1933 Act Registration Statement on Form S-5 (Registration No. 2-55344), Post-Effective Amendment No. 1 to its 1933 Act Registration Statement on
Form S-5 (Registration No. 2-61740) and Amendment No. 1 to its Registration Statement pursuant to Section 8 of the 1940 Act on Form N-8B-1 (the "Trust's N-1"). The Trust's N-1 was included in, and became effective as, a part of Registrant's Form N-1 Registration Statement, declared effective by order of the Commission dated July 1, 1980.

	On or about February 24, 1980, in connection with the change of domicile of the Trust, Registrant acquired all of the assets of the Trust and assumed all of its liabilities pursuant to an Agreement and Plan of Reorganization, dated as of December 3, 1979 (the "Agreement"), in exchange for that number of shares of Registrant's common stock (par value $1.00 per share) as was equal to the aggregate number of outstanding shares of the Trust on the "Reorganization Date," February 27, 1980. The Trust has since wound up its business, dissolved and credited or delivered the shares of Registrant to its shareholders on or as of the Reorganization Date. The Agreement was approved by the shareholders of the Trust at its annual meeting, duly called and held on February 14, 1980, and for which proxies were solicited in accordance with 1940 Act Rule 20a-1, et seq.

Rule 414 Note

	Pursuant to Rule 414 under the 1933 Act, in its Registration Statement on Form N-1, declared effective by order of the Commission on July 1, 1980, Registrant adopted as its own registration statements, for all purposes of the 1933 Act and the Securities Exchange Act of 1934, the Trust's Registration Statement Nos. 2-55344 and 2-61740, and Registrant hereby ratifies and confirms such adoption.

Rule 429 Note

	Registrant, having adopted the Trust's Registration Statements Nos. 2-55344 and 2-61740, intends this Amendment to said Registration Statements to constitute compliance with the Trust's undertakings to amend such Registration Statements in lieu of filing separate amendments. Registrant also intends for this Registration Statement to constitute compliance with its undertakings to amend its Registration Statement No. 2-60951 in lieu of filing a separate amendment.

                                PROSPECTUS

                                COPLEY FUND, INC.
Investment Strategy
  Accumulation of Dividend
  Income

July 1, 1999

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                CONTENTS

THE FUND
---------------
Information about the                   Goals and Strategies
fund you should know
before investing                        Main Risks

                                        Performance

                                        Fees and Expenses

                                        Management

                                        Financial Highlights

                                        Distributions and Taxes

                                        Year 2000 Problem

                                        Further Information
YOUR ACCOUNT
----------------------
Information about                       Buying Shares
account transactions
and services                            Selling Shares

                                        Account Policies

                                        Questions

FOR MORE INFORMATION
----------------------
Where to learn more                     Back Cover
about the Fund

                        COPLEY FUND, INC.

GOALS AND STRATEGIES

GOALS
-------
The Fund's investment goals are the accumulation of dividend income and long-term capital appreciation.

STRATEGIES
-----------
The Fund uses its corporate structure to create dividend income to the Fund by utilizing the Fund's 70% deduction from federal income taxes for dividends received. The remaining 30% of the Fund's income is used primarily to pay for expenses of running the Fund. The result, unless the Federal accumulated earnings tax is imposed on the Fund, is that the federal income taxes that would otherwise be payable by the fund are greatly reduced (see Main Risks).

The fund's policy of maximizing dividend income together with its structure enable the fund's assets to be managed so as to avoid the necessity of making annual taxable distributions to shareholders. Dividends and capital gains are not distributed, but rather are accumulated within the fund and are added to the value of each share on a daily basis. Any increase in per share value directly raises the value of each shareholder's account.
Upon redemption the shareholder will incur a loss or realize a gain or income which may be subject to income taxation depending upon per share value at the time of redemption.

THE FUND IS TAXED AS A CORPORATION, AND DIVIDENDS AND CAPITAL GAINS ARE NOT DISTRIBUTED BUT RATHER ACCUMULATED WITHIN THE FUND AND ARE ADDED TO THE VALUE OF EACH SHARE ON A DAILY BASIS.

PRINCIPAL INVESTMENTS    The fund will normally invest substantially all of
its assets in the equity securities of (1) companies with strong balance sheets and with histories of dividend increases and (2) companies whose earnings growth potential enhances prospects for future increases in dividend rates. The Manager expects that more than 80% of the fund's assets will be invested in such equity securities. These types of securities generally entitle the holder to participate in a company's general operating results. These include common stocks, preferred stocks and convertible securities.

TEMPORARY INVESTMENTS    The manager may take a temporary defensive position
when it believes the markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances the fund may be unable to pursue its investment goals because it may not invest or may not invest in equity securities. At such times, or in the event of exceptional redemption requests, the fund may hold cash or cash-equivelants and invest without limit in money market securities, U.S. government obligations and short term debt securities.

OPERATING BUSINESS      In an effort to enhance its performance and to
preserve and promote its investment goal in the context of adverse tax law changes more fully discussed under "Main Risks" the fund has engaged, on a limited basis, in the luggage and related products business. In order to maintain the fund's status as a diversified investment company the value of the operating business is limited to 24% or less of the fund's total assets and the gross profit therefrom is limited to 10% or less of the fund's total annual gross income.

MAIN RISKS
---------------

STOCKS   While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

INTEREST RATE   When interest rates rise, debt security prices fall. When
interest rates fall, debt security prices go up.

** BECAUSE THE SECURITIES THE FUND HOLDS FLUXUATE IN PRICE, THE VALUE OF YOUR INVESTMENT WILL GO UP AND DOWN. THIS MEANS YOU COULD LOSE MONEY OVER SHORT OR EVEN EXTENDED PERIODS.

Generally, interest rates rise during times of inflation or a growing economy, and will fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

UTILITIES INDUSTRY    While the fund does not concentrate its assets in
any one industry it may, at times, have a substantial portion of its assets invested in utility companies. At such times the fund's performance is closely tied to conditions affecting the public utilities industry, which may change rapidly. Utility company securities are particularly sensitive to interest rate movements; when interest rates rise, the stock prices of these companies tend to fall. On-going regulatory changes have led to greater competition in the industry and the emergenge of non-regulated providers as a significant part of the industry which may make some companies less profitable. In addition, the industry is subject to risks associated with the difficulty of obtaining adequate returns on invested capital in spite of frequent rate increases and of financing large construction programs during inflationary periods; restrictions on operations and increased costs due to environmental and safety regulations; difficulties of the capital markets inabsorbing utility debt and equity securities; difficulties in obtaining fuel for electric generation at reasonable prices; risks associated with the operation of nuclear power plants; and the effects of energy conservation and other factors affecting the level of demand for services.

OPERATING BUSINESS      The manager believes that the conduct of the operating
business eliminates or, at the least, minimizes the risk that the fund will be subject to federal accumulated earnings tax. In the event the manager's position is found wrong by the IRS or changes are made to existing tax laws and regulations the fund could be held liable for accumulated earnings tax by the IRS. In this event the fund's net asset value would be reduced by any such liability and each shareholder would incur a proportionate decrease in the value of their account.

FOREIGN SECURITIES     Securities of companies and governments located
outside the U.S. may involve risks that can increase the potential for losses in the fund. Investments in Depositary Receipts also involve some or all of the following risks.

Country. General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns which trade in that country. These movements will affect the fund's share price and fund performance.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxeS and certain custody and settlement risks.

The fund's investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business and social frameworks to support securities markets. Foreign securities markets, including emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

** IF A SECURITY'S CREDIT RATING IS DOWNGRADED OR A COMPANY'S FINANCIAL CONDITION DETERIORATES, THE PRICE OF THE SECURITY WILL FALL AND SO TOO WILL THE FUND'S SHARE PRICE. IF INTEREST RATES RISE, THE VALUE OF THE FUND'S DEBT SECURITIES WILL ALSO FALL. BECAUSE THE VALUE OF THE FUND'S HOLDINGS FLUCTUATES IN PRICE, THE VALUE OF YOUR INVESTMENT IN THE FUND WILL GO UP AND DOWN. THIS MEANS YOU COULD LOSE MONEY OVER SHORT OR EVEN EXTENDED PERIODS.

YEAR 2000     When evaluating current and potential portfolio positions,
Year 2000 is one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares and the fund's performance. Please see section on "Year 2000 Problems" for more information.

** Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.

INSERT THE FOLLOWING:

PERFORMANCE

FEES AND EXPENSES

EXAMPLE

MANAGEMENT

Copley Financial Services, Inc. (Manager) P.O. Box 3287, Fall River, Massachusetts, 02722 is the fund's investment manager.

Mr. Irving Levine is responsible for the fund's management. He is president of the manager and has managed the fund since its inception in 1978.

For its services the manager received a fee of ___% of average net assets during the last fiscal year.

FINANCIAL HIGHLIGHTS


DISTRIBUTIONS AND TAXES
-------------------------

The fund does not normally make income or capital gains distributions. It is taxed as a regular corporation under the Internal Revenue Code. Accordingly, the Fund retains all net investment income and realized capital gains, if any, to increase the fund's net assets. Consequently, shareholders are not individually liable for income taxes associated with the operations of the fund except upon sale of shares or the receipt of distributions.

The fund is taxed, for Federal income tax purposes, on a schedule of rates ranging from 15% to 34% depending upon its taxable income. However, a 5% additional tax rate applies to phase out the benefits of the graduated rates if the Fund's taxable income is between $100,000 and $335,000.
Subject to specific limitations, the Fund is entitled to a deduction in computing its Federal taxable income equal to 70% of the amount of dividends received by the Fund from domestic corporations. This dividends received deduction may not exceed 70% of the Fund's taxable income unless the Fund has a net operating loss for a taxable year, as computed after deducting the dividend received deduction. It is anticipated, although there can be no assurance, that the Fund's management fees and other expenses may offset a substantial portion of the remaining 30% of the dividend income and investment income from other sources during each taxable year.

The Fund pays income taxes on any net realized capital gain at the statutory rate noted above. In addition, the Fund will, for financial statement purposes, accrue deferred income taxes on net unrealized capital gains that are expected to be realized at the Fund level. The Fund may carry net capital losses forward for five years as an offset against any net capital gains realized by the Fund during the current year.

Legislative or regulatory changes in, or interpretations of, applicable federal tax laws, regulations or rulings may make it impossible for the Fund to utilize certain of the tax management techniques and strategies described in the Prospectus. The Fund intends to evaluate continuously the operations of the Fund under the current federal tax laws as well as various alternatives available.

ACCUMULATED EARNINGS TAX     Since the Fund accumulates rather than
distributes its income, the Fund may be subject to the imposition of the Federal accumulated earnings tax (the "AET"). The AET is imposed on a corporation's accumulated taxable income (the "ATT") for each taxable year at the rate of 39.6%. ATI is defined as the adjusted taxable income of the Fund minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and the accumulated earnings credit is available only if the fund is not held to be a "mere holding or investment company."

In the early part of 1987, the Fund commenced activities in the luggage and related products trade business. The business is being operated as a division of the Fund. The value of business assets and their earnings are included in the net assets of the Fund. The assets of the operating division should not result in the Fund ceasing to be an open-end investment company under the Act. Management believes that under existing law the Fund's operation of its active trade or business prevent the Fund from being classified as a "mere holding or investment company" for purpose of the AET. Under that proposition, the Fund is entitled to a dividends paid deduction from ATI for that portion of Fund redemptions representing the amount of undistributed earnings accumulated since the inception of the Fund and through the date of redemption allocable to the redeemed shares.

The Internal Revenue Service has recently uphelod the manager's position that the Fund is not a mere holding or investment company since the Fund is conducting an operating business. Provided the Fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the Fund will not be held liable for the accumulated earnings tax by the Internal Revenue
Service.

YEAR 2000 PROBLEM
--------------------

The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem. In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, a fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign markets are not ready for Year 2000.

The fund's manager and its affiliated service providers are making a conserted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.

FURTHER INFORMATION
---------------------
More detailed information about the fund and its policies can be found in the fund's Statement of Additional Information (SAI).

YOUR ACCOUNT
----------------
ACCOUNT APPLICATION AND BUYING SHARES

If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see next page).

BUYING SHARES

Through your investment representative:
      Opening an account - contact your investment representative
      Adding to an account - contact your investment representative

By Mail:
      Opening an account - Make your check payable to the Copley Fund, Inc.

                           Mail the check and your signed application to the fund at 1730 K St., NW, Washington, DC 20006

      Adding to an account - Make your check payable to the fund.  Include your account number on the check.

                           Fill out the deposit slip from your account statement. If you do not have a slip, include a note with your name, the fund name, and your account number.

                           Mail the check and deposit slip or note to the fund at 1730 K St., NW, Washington, DC 20006

By Wire:
1-800-424-8570
      Opening an account - Call to receive instructions.
      Adding to an account - Call to receive a wire control number and wire instructions.

RETIREMENT PLANS

The fund does not directly sponsor any retirement plans. However, shareholders may fund their own self-directed IRA or Keogh plans with Copley fund shares. Alternatively, Fleet Investment Services makes available such plans for Fund shareholders. You may request information about the plans by calling the Fund's advisor at (508) 674-8459. Fleet charges fees both to maintain such plans and to purchase or sell Fund shares.

TELEPHONE PRIVILEGES

You may elect telephone privileges when you open your account, allowing you to sell your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can choose not to elect telephone exchange or redemption privileges on your account application.

SELLING SHARES

You can sell your shares at any time.

SELLING SHARES IN WRITING.

Requests to sell $10,000 or less can generally be made over the phone or with a simple letter. Sometimes, however, to protect you and the fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

        You are selling more than $10,000 worth of shares

        You want your proceeds paid to someone who is not a registered owner

        You want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

        You have changed the address on your account by phone within the last 15 days.

We may also require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the fund against potential claims based on the instructions received.

A SIGNATURE GUARANTEE HELPS PROTECT YOUR ACCOUNT AGAINST FRAUD. YOU CAN OBTAIN A SIGNATURE GUARANTEE AT MOST BANKS AND SECURITIES DEALERS. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

SELLING RECENTLY PURCHASED SHARES

If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS

Your redemption check will be sent within seven business days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

SELLING SHARES

To sell some or all of your shares

Through your investment representative - Contact your investment representative
By Mail  -  Send written instructions and endorsed share certificates (if you have share certificates) to the fund at 1730 K St., NW, Washington, DC 20006, partnership or trust accounts may need to send additional information.

            Specify the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and additional documents, as well as signature guarantees if required.

            A check will be mailed to the name(s) and address on the account, or otherwise according to your instructions.

By Phone -  1-800-424-8570

            As long as your transaction is for $40,000 or less, you do not hold share certificates and you have not changed your address by phone within the last 15 days, you can sell your shares by phone.

            A check will be mailed to the name(s) and address on the account. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

ACCOUNT POLICIES

CALCULATING SHARE PRICE

The fund calculates the net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 4:00 p.m. New York time). NAV is calculated by dividing net assets by the number of shares outstanding.

The fund's assets are generally valued at their market value. If market prices are unavilable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If the fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

**WHEN YOU BUY SHARES, YOU PAY THE OFFERING PRICE.  THE OFFERING PRICE IS THE
NAV.

WHEN YOU SELL SHARES, YOU RECEIVE THE NAV.

ACCOUNTS WITH LOW BALANCES

If the value of your account falls below $500 because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

STATEMENT AND REPORTS

You will receive confirmations and account statements that show your account transactions. You will also receive the fund's financial reports every six months.

If there is a dealer or other investment representative of record on your account, he or she will also receive confirmations, account statements and other information about your account directly from the fund.

JOINT ACCOUNTS

Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with right of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

ADDITIONAL POLICIES

Please note that the fund maintains additional policies and reserve certain rights, including:

        The fund may refuse any order to buy shares.

        At any time, the fund may change its investment minimums or waive or lower its minimums for certain purchases.

        You may only buy shares of the fund where it is eligible for sale in your state or jurisdiction.

        In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

        For redemptions over a certain amount, the fund reserves the right to make payments in securities or other assets of the fun, in the case of an emergency or if the payment by check would be harmful to existing shareholders.

QUESTIONS

If you have any questions about the funds or your account, you can write to us at 1730 K Street, N.W., Washington, DC 20006. You can also call us at 1-800-424-8570. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                INVESTMENT APPLICATION

COPLEY FUND, INC.
1730 K Street, N.W.
Washington, DC  20006                           Please type or print

                Make check payable to Copley Fund, Inc.

Amount of Investment     $___________   Account number________________
($500 minimum)                               FOR FUND USE ONLY

INDIVIDUAL AND JOINT ACCOUNTS Joint Accounts must complete both lines
   1 and 2

1.  INDIVIDUAL________________________________________________________
              First Name   Middle Initial   Last Name   Individual's
                                                        Social Security
                                                        Number
2.  JOINT OWNER - Joint accounts may be registered as
                  "AND" (for which both signatures are
                  required for every transaction), or
                  as "OR" (for which either signature
                  will be acceptable).

(Check one)  ___"AND"  ___"OR"  _______________________________________
                                First           Middle         Last
                                Name            Initial        Name

Joint ownership will be "JOINT TENANTS WITH RIGHTS OF SURVIVORSHIP" and not "TENANTS IN COMMON" unless otherwise specified.

CORPORATIONS, ORGANIZATIONS, TRUSTS, AND PERSONS ACTING AS FIDUCIARIES

_______________________________________________________________________
Legal Name                                   Tax Identification Number

_______________________________________________________________________
Name of Authorized Officer                           Title
Partner, Trustee, etc.

_______________________________________________________________________
Name of Authorized Officer                           Title
Partner, Trustee, etc.

_______________________________________________________________________
Name of Authorized Officer                           Title
Partner, Trustee, etc.

_______________________________________________________________________
Name of Authorized Officer                           Title
Partner, Trustee, etc.

GIFTS TO MINORS (CUSTODIAL ACCOUNTS)

There may be only one custodian and one minor for each account.

____________________________    Custodian for__________________________
First     Middle     Last                    First     Middle      Last
Name      Initial    Name                    Name      Initial     Name

under the ________________ Uniform Gifts to Minors Act.________________
          Donor's State                                Minor's Social
          of Residence                                 Security Number

MAILING ADDRESS                              TELEPHONE NUMBERS

__________________________                   Home:   (   )____________
Street address                               Office: (   )____________

__________________________
City, State and Zip Code

TELEPHONE REDEMPTION PRIVILEGE

I/we hereby authorize the Fund and its disbursement agents to honor telephone instructions to redeem shares in the Fund. I/we elect to receive the proceeds as follows:

___ In the form of redemption check payable to the registered shareholder and mailed to the address of record, or

--- to be transmitted by bank wire in the amount of $5,000 or more (service charges on wires less than $5,000) to the following bank account.

                Bank Account Registration

_____________________________________________________________________
Bank Account Number                                  Routing Number

_____________________________________________________________________
Name of Bank

_____________________________________________________________________
Street                             City         State         Zip

I agree that neither the Fund nor its disbursement agent will be liable for any loss, liability, cost or expense for acting upon such instructions.

FOR MORE INFORMATION

You can learn more about the fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS
Includes a discussion of recent market conditions and fund strategies, financial statements, detailed performance information, portfolio holdings, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION
Contains more information about the fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or SAI, please call us at the number below.

Copley Fund, Inc.
1-800-424-8570

You can also obtain information about the fund by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009, or you can visit the SEC's internet website at http://www.SEC.gov.

                      Investment Company Act File No. 2-60951

COPLEY FUND, INC.                                        PROSPECTUS
                                                         July 1, 1999

1730 K Street, N.W.
Washington, D.C. 20006




Investment Advisor

Copley Financial Services Corp.				COPLEY FUND, INC.
P.O. Box 3287                                              A No-Load Fund
Fall River, Massachusetts 02722
(508)674-8459

Custodian

Fleet Investment Services
111 Westminster Street
Providence, Rhode Island


Transfer Agent

Steadman Security Corp.
1730 K Street, N.W.
Washington, D.C. 20006
Tel. (202) 223-1000
Tel. (800) 424-8570

General Counsel

Roberts & Henry
504 Talbot St.
St. Michaels, MD 21663

Auditors

Roy G. Hale, C.P.A.
624 Clarks Run Road
La Plata, MD 20646

	                 STATEMENT OF ADDITIONAL INFORMATION



	                          COPLEY FUND, INC.
                                    June 30, 1999

	This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the fund's prospectus. The fund's prospectus, dated June 30, 1999, which may be amended from time to time, contains the basic information you should know before investing in a fund. You should read the SAI together with the fund's prospectus.

	The audited financial statements and auditor's report in Copley Fund, Inc.'s Annual Report to Shareholders for the fiscal year ended February 28, 1999 are incorporated by reference (are legally a part of this SAI).

	For a free copy of the current prospectus or annual report call the fund at (800) 424-8570.

	TABLE OF CONTENTS


									           							Page

	Fund History  ..............................................   3
	Investment Goals and Strategies.............................   3
        Risks ......................................................   3
        Taxation of the Fund  ......................................   6
        Fundamental Policies........................................   8
        Directors and Officers of the Fund  ........................  10
        Remuneration of Management and Others  .....................  11
        Control Persons and Principal Holders of Securities  .......  12
        Investment Adviser  ........................................  12
           The Adviser  ............................................  12
           Advisory Services and Fees  .............................  13
        Portfolio Transactions  ....................................  14
        Capital Stock...............................................  15
        Custodian and Transfer Agent................................  15
        Legal Counsel  .............................................  15
        Independent Auditors  ......................................  15
	Purchase, Redemption and
          Pricing of Shares.........................................  15
        Performance ................................................  19
        Additional Information  ....................................  23
	Financial Statements  ......................................  Appended

FUND HISTORY

The Fund was organized as a Massachusetts corporation on February 21, 1978 under the name of the Copley Fund, Inc. On June 30, 1982, the Shareholders of the Fund approved a change of its name to the Copley Tax Managed Fund, Inc. The name was changed back to the Copley Fund, Inc., effective March 11, 1987, pursuant to approval of the Shareholders on February 4, 1987. The
Fund was reorganized as a New York corporation on September 1, 1987 and as a Florida Corporation on May 19,1994. The Fund is a no-load, diversified, open-end management investment company which seeks to invest in securities with the potential for favorable dividend returns and capital appreciation.

INVESTMENT GOALS AND STRATEGIES

The primary investment goal of the Fund is to achieve accumulation of dividend income and long-term capital growth. Income is sought primarily through investing in equity securities, primarily common stocks (including those listed on national securities exchanges and those traded in the national over-the-counter market), which are deemed to offer a possibility of attractive dividend returns.

Management intends that assets of the Fund will be kept fully invested, except for reasonable amounts held in cash to meet current expenses or for temporary periods pending investment. However, when economic or market conditions warrant, the Fund, as a temporary defensive position, may invest part or all of its portfolio in investment grade bonds, securities issued by the U.S. Government and its agencies or instrumentalities, bankers' acceptances or certificates of deposit. The Fund may invest its cash reserves in short-term municipal obligations, including tax, bond and revenue anticipation notes, construction loan and project financing notes, tax-exempt commercial paper and other municipal securities with maturities of less than 365 days. The Fund's policy is to invest at least 75% of the value of its total assets in cash and cash items (including receivables), government securities and other securities, while not investing an amount greater than 5% of the value of its total assets in any one issuer and not owning more than 10% of the outstanding voting securities of any one issuer. There is no assurance that the Fund's investment goals can be achieved.

RISKS
The value of your shares will increase as the value of the securities owned by the fund increases and will decrease as the value of the fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the fund. In addition to the factors that affect the value of any particular security that the fund owns, the value of fund shares may also change with movements in the stock and bond market as a whole.

INTEREST RATE RISK. To the extent the fund invests in debt securities, changes in interest rates will affect the value of the fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the fund's shares. Of course, interest rates throughout the world have increased and decreased, sometimes very dramatically, in the past.
These changes are likely to occur again in the future at unpredictable times.

FOREIGN SECURITIES RISK. The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the fund. These risks can be significantly greater for investments in emerging markets. Many of the risks described below also apply to investments in depository receipts.

The political, economic and social structures of some countries in which a fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing and financial reporting standards and may have less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Some of the countries in which the fund might invest are considered developing or emerging markets. Investments in these markets are subject to all of the risks of foreign investing generally, and have additional and heightened risks due to a lack of legal, business and social frameworks to support securities markets.

Emerging markets involve additional significant risks, including:

	political and social uncertainty (for example, regional conflicts and risk of war

	currency exchange rate volatility

	pervasiveness of corruption and crime

	delays in settling portfolio transactions

	risk of loss arising out of the system of share registration and custody

	comparatively smaller and less liquid than developed markets

	dependency upon foreign economic assistance and international trade

	less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.

All of these factors make developing market equity and fixed-income securities' prices generally more volatile than securities issued in developed countries.

EURO RISK. On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency. The euro, which will replace the national currency for participating member countries. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets.

REPURCHASE AGREEMENT RISK. The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within the control of the fund, and therefore the realization by the fund on the collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the manager acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to the fund, these risks can be controlled through careful monitoring procedures.

UTILITIES RISK. Historically, electric utility companies were required by state regulators to build and maintain generation plants, transmission and distribution lines, and other equipment. State regulators set the rates that the companies could charge customers to pay for these costs, spread over as much as 30 years. As the various states move away from the traditional regulatory model toward greater competitiveness among electric utilities, customers will be able to choose different electricity suppliers and will no longer pay for the equipment and facilities that were mandated by regulators, thus creating "stranded costs" for their former electricity suppliers. If states fail to enact legislation that permits electricity suppliers to recover their stranded costs, the financial position of these suppliers could be adversely affected, which could cause the value of the fund's holdings in such companies and its net asset value to fall.

TAX RISK. Because the Fund accumulates rather than distributes its income, the Fund may be subject to the imposition of the Federal accumulated earnings tax (the "AET")(See "Taxation of the Fund" at page 6. The AET is imposed on a corporation's accumulated taxable income (the "ATI") for each taxable year at the rate of 39.6%. ATI is defined as the adjusted taxable income of the Fund minus the sum of the dividends paid deduction and the accumulated earnings credit (as discussed below). The dividends paid deduction and the accumulated earnings credit is available only if the Fund is not held to be a "mere holding or investment company."

In the early part of 1987, the Fund commenced activities in the luggage and related products trade business. The business is being operated as a division of the Fund, with the value of business assets and the earnings attributable thereto being included in the net assets of the Fund for all purposes. The assets of the operating division should not result in the Fund ceasing to be an open-end investment company under the Act. Management believes, although there can be no assurance, that under existing law the Fund's operation of its active trade or business should be sufficient to enable the Fund to not be classified as a "mere holding or investment company" for purpose of the AET. Under that proposition, the Fund is entitled to a dividends paid deduction from ATI for that portion of Fund redemptions representing the amount of undistributed earnings accumulated since the inception of the fund and through the date of redemption allocable to the redeemed shares.

The Internal Revenue Service has recently upheld management's position that the Fund is not a mere holding or investment company since the Fund is conducting an operating business. Provided the fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the Fund will not be held liable for the accumulated earnings tax by the internal Revenue Service.

In the event an accumulated earnings tax would be assessed against the fund, such assessment would decrease the net assets of the fund and have a proportionate negative affect on each shareholder's account.

TAXATION OF THE FUND

Unlike most all other mutual funds, the Fund is taxed as a regular corporation under the Internal Revenue Code of 1986, as amended (the "Code"). Except to the extent hereinafter discussed the Fund retains all net investment income and realized capital gains, if any, to increase the Fund's assets. Consequently, shareholders are not individually liable for income taxes associated with the operations of the Fund except upon sale of shares or the receipt of distributions.

The Fund is taxed, for Federal income tax purposes, on a schedule of rates ranging from 15% to 34% depending upon its taxable income. However, a 5% additional tax rate applies to phase out the benefits of the graduated rates if the Fund's taxable income is between $100,000 and $335,000. Subject to specific limitations, the Fund is entitled to a deduction in computing its Federal taxable income equal to 70% of the amount of dividends received by the Fund from domestic corporations. This dividends received deduction may not exceed 70% of the fund's taxable income unless the Fund has a net operating loss for a taxable year, as computed after deducting the dividend received deduction. It is anticipated, although there can be no assurance, that the Fund's management fees and other expenses may offset a substantial portion of the remaining 30% of the dividend income and investment income from other sources during each taxable year.

The fund pays income taxes on any net realized capital gain at the statutory rate noted above. In addition, the Fund will, for financial statement purposes, accrue deferred income taxes on net unrealized capital gains that are expected to be realized at the fund level. The fund may carry net capital losses forward for five years as an offset against any net capital gains realized by the fund during the current year.

Legislative or regulatory changes in, or interpretations of, applicable federal tax laws, regulations or rulings may make it impossible for the fund to utilize certain of the tax management techniques and strategies described in the prospectus. The fund intends to evaluate continuously the operations of the fund under current federal tax laws as well as various alternatives available.

OPERATING DIVISION

In an effort to enhance its performance and the profitability of an investment therein and to preserve and promote its primary investment objective in the context of the federal tax laws the fund has engaged, on a limited basis, in the luggage and related products business. To facilitate the conduct of such an "operating business," the fund's shareholders, on February 4, 1987, approved changes in fundamental policy which expand the fund's ability to borrow money and make loans with respect to an active trade or business. The fund can now borrow up to one-third of the value of its total net assets and extend credit to, or act as surety for, other persons or entities in connection with the conduct of any active trade or business, so long as the total exposure of the fund represented by such extensions of credit or suretyship arrangements, when added to the aggregate borrowings of the fund, does not exceed 10% of the value of the fund's total net assets. The shareholders also approved a fundamental policy designed to maintain the status of the fund as a diversified investment company by limiting the value of any trade or business to 24% or less of the fund's total assets and limiting the gross profit therefrom to 10% or less of the fund's total annual gross income. Investors should note that the fundamental policy changes do not restrict the types of active trades or businesses into which the fund can enter.

The revised borrowings policy allows the fund to arrange credit for the effective conduct of the operating business, including the placement of orders for foreign manufactured products collateralized by letters of credit or similar documentary drafts. The fund's ability to extend credit to, or act as surety for, others affords the fund the opportunity to joint venture or otherwise participate in significant importing opportunities with other importers. Shareholders should be aware that joint ventures and participations, should they arise, will have risks inherent in them which may be different in character from normal business risks, such as casualty, breach of purchase contracts, warranty claims, and similar occurrences, associated with any active trade or business engaged in the purchase, sale, delivery and redelivery of goods. Thus, for example, joint ventures or participations will carry with them the risks of non-performance or inadequacy of the resources of joint venturer or participant. In addition,a joint venturer or participant, in all likelihood, will not be familiar with regulatory aspects of the fund's business or its fundamental policies, thereby requiring the fund to police carefully the activities of other ventures or participants to assure that activities or commitments binding upon the fund are not undertaken by another venturer which interfere with the attainment of the fund's primary investment objective or which contravene the fund's fundamental policies or the Investment Company Act of 1940, as amended (the "Act"). (References to the Act herein should not be interpreted or construed as indicating that the Securities and Exchange Commission has determined that the fund's Management has acted in compliance with the provisions thereof or has, in any way supervised the fund's Management or its investment practices or policies.) In light of the fund

President's 40 years of experience in the luggage and related products business, including the importation of such goods, Management believes that the fund will be successful in formulating policies and guidelines governing the undertaking of any such ventures or participations which will ameliorate, if not eliminate, the additional risks to a degree sufficient to allow the Fund to undertake appropriate joint ventures or participations with confidence that the risks inherent therein will be normal and customary and consistent with the fund's fundamental policies, the Act and the continued achievement of the fund's primary investment objectives. If a joint venture is structured as a partnership, the fund will not serve as a general partner and, in serving as a limited partner, will not assume liability which, in Management's view, is unreasonable in light of the scope of the fund's partnership interest. In addition to the risks outlined above, the Fund's operating business, to the extent that it entails the importation of foreign products, may be affected by unfavorable monetary exchange rates making foreign imports less competitive with domestic products and thus less attractive to American consumers.

Without the fund's entry into an operating business, Management believes that the fund may have been forced to make taxable distributions to its Shareholders in contravention of its investment objectives in order to avoid or limit its potential accumulated earnings tax liability. While there can be no assurance that the conduct of the operating business will either eliminate or minimize the risk that the fund will be subject to the accumulated earnings tax, management believes that the operating business will prove lucrative to the fund.

FUNDAMENTAL POLICIES

Copley Fund has adopted the following restrictions as fundamental policies. This means that they may only be changed if approved by (i) more than 50% of the fund's outstanding shares or (ii) 67% or more of the fund's shares present at a shareholder meeting if more than 50% of the fund's shares are represented at the meeting in person or by proxy, whichever is less.

	(1)  Issue any senior securities;

	(2) Except for (a) temporary, extraordinary or emergency purposes, or (b) in connection with the conduct of any active trade or business at any time conducted by the Fund consistent with Fundamental Policy 13 of the Fund, borrow money, and then only from banks (for purposes of the foregoing clause (b), including but not necessarily limited to the establishment and maintenance of credit facilities, e.g., letters of credit, documentary drafts, or demands for payment) and in amounts not in excess of 33 1/3% of the value of its total net assets taken at the lower of cost or market. If, due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund, within three (3) days (not including Sundays or holidays) will reduce its borrowings to the extent that its asset coverage of such borrowings shall be at least 300%. This borrowing provision is not for investment leverage per se but solely to facilitate orderly operation of any active trade or business of the Fund at any time being operated consistent with Fundamental Policy 13 and to facilitate management of the portfolio by enabling the Fund to meet redemption requests at times when the liquidation of portfolio securities is inconvenient or disadvantageous;

	(3) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain Federal securities laws;

	(4) Concentrate its investment in any particular industry, but, if deemed consistent with the Fund's investment objectives, up to 25% of its assets may be invested in any one industry. However, for temporary defensive purposes, the Fund may at times invest more than 25% of the value of its assets in cash or cash items (including bank demand deposits); securities issued or guaranteed by the United States government, its agencies or instrumentality's, or instruments secured by money market instruments;

	(5)  Engage in the purchase or sale of interests in real estate;

	(6)  Purchase or sell commodities or commodities future contracts;

	(7) Make loans to other persons; provided, however, that (i) the purchase of a portion of an issue of publicly distributed bonds or debentures and money market instruments (within the limits described in Fundamental Policy 4) will not be considered the making of a loan; and (ii) the Fund, in connection with any trade or business of the Fund at any time conducted consistent with Fundamental Policy 13, may extend credit to, or act as surety for, any other person, so long as the total exposure of the Fund represented by such extensions of credit or suretyship arrangements, when added to the aggregate borrowings of the Fund, does not at any one time exceed 10% of the value of the Fund's total net assets; and provided further that in applying Fundamental Policy 2, the Fund shall treat any extensions of credit or suretyship arrangements at the time outstanding as a borrowing subject to the limitations of Fundamental Policy 2.

	(8) Investment in securities of other investment companies, except in connection with a merger, consolidation, combination or similar transaction with another investment company;

	(9) Make investments on margin, except such short-term credits as are necessary for the clearance of transactions;

	(10)   Make short sales of securities;

        (11) Make investments for the purpose of exercising control of management;

	(12) Purchase or retain, longer than reasonably necessary for proper disposal thereof, any securities of an issuer if the officers and directors of the Fund or its adviser, own individually more than one percent of the securities of such issuer, or together own more than five percent of the securities of such issuer; or

	(13) Engage in one or more active trades or businesses, if the assets of the Fund constituting such trades or businesses, exceed, in the aggregate, 24% of the value of the Fund's total assets, or during any taxable year of the Fund, the gross income of the Fund attributable to such active trades or businesses represents, in the aggregate, more than 10% of the gross profit (gross revenues less cost of goods sold) of the Fund for Federal income tax purposes; provided, however, that if due to market fluctuations or other reasons, the value of the Fund's assets constituting such active trades or businesses exceeds 24% of the value of the Fund's total assets or the gross income of the Fund for any tax year attributable to such active trades or businesses is reasonably expected to exceed 10% of the gross profit of the Fund for such tax year, the Fund will take steps to divest itself of, or otherwise curtail such active trades or businesses, to cause the same to comply with the foregoing percentages.

	                 DIRECTORS AND OFFICERS OF THE FUND

Copley Fund, Inc. has a board of directors. The board is responsible for overall management of the fund, including general supervision and review of the fund's investment activities. The board, in turn, elects the officers who are responsible for administering the day to day operations. The board also monitors the fund to ensure no material conflicts exists.

The following is a list of the Directors and Officers of the Fund, none of whom are related by family, and their principal occupations during the past five years.
                          Position(s) held        Principal Occupation(s)
Name and Address            with the Fund__       During Past Five Years

Irving Levine*              Chairman of the       President, Treasurer and a
315 Pleasant Avenue         Board of Directors    Director of Copley Financial
Fall River, MA              and President         Services Corp. since 1978;
                                                  Treasurer and a Director of
                                                  Voyager International, Inc.,
                                                  an importer of luggage and
                                                  related products (1981-1991);
                                                  a Director of Franklin Holding
                                                  Corp.(an operating investment
                                                  company)since March, 1990;
                                                  Chairman of the Board and
                                                  Treasurer of Stuffco
                                                  International, Inc., a ladies
                                                  handbag processor, since
                                                  February, 1978; a Director of
                                                  Rexnord, Inc., a machinery
                                                  components manufacturer,
                                                  since April, 1987 until April
                                                  1998.

Albert Resnick, M.D.        Director              Physician since 1948;  Chair-
5300 Ocean Blvd.                                  man of Division of Medicine
Sarasota, FL 34242                                of Union Truesdale Hospital,
                                                  Fall River, Massachusetts
                                                  from 1976 to February, 1982;
                                                  Chairman of Board of Health,
                                                  Fall River, Massachusetts
                                                  from 1977 to February, 1982;
                                                  and Trustee and Member of
                                                  Financial Committee of
                                                  Charlton Memorial Hospital
                                                  since 1986 to 1989.

                            Position(s) held       Principal Occupation(s)
Name and Address            with the Fund__        During Past Five Years


Kenneth Joblon              Director               President, Brittany Dying &
1357 E. Rodney French Blvd.                        Printing Corp., New
New Bedford, MA  02744                             Bedford, MA
New Bedford, MA 02744

Burton S. Stern              Director              Private Investor;
110 Sunset Avenue
Palm Beach, FL 33480

Eileen F. Joinson*           Clerk-Treasurer       Clerk-Treasurer of the Fund
315 Pleasant Avenue                                since 1980; Clerk and
Fall River, MA 02721                               Office Manager of Stuffco
                                                   International, Inc., a
                                                   ladies handbag processor,
                                                   since 1978.
_______________
*Interested persons, as defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended.

REMUNERATION OF MANAGEMENT AND OTHERS

No officer, director or any affiliated person of the Fund received from the Fund during the fiscal year ending February 28, 1999 remuneration for services rendered in any capacity in excess of $60,000. The only remuneration, direct or indirect, to officers and directors of the Fund during the fiscal year ended February 28, 1999 aggregated $ ______ in directors' fees.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Fund is controlled by Mr. Irving Levine who is the Chairman of the Board of Directors and President of the Fund. Mr. Levine is also the sole stockholder, President, Treasurer and a director of Copley Financial Services Corporation.

On June 1, 1999, there were ______ shares of the Fund outstanding. The following table sets forth certain information regarding those persons who own of record or are known to the Fund to own of record or beneficially 5% or more of the shares as of June 1, 1999, as well as the number of shares owned by the officers and directors of the Fund as a group without naming them.

                        Number of Shares
Name and Address of	Owned of Record              Percent
Beneficial Owner	or Beneficially              of Class

Irving Levine (1)	 To be furnished by amendment
120 Hillside Avenue
Rehoboth, MA  02769
All Officers and Director
as a Group (4 Persons)
______________
        (1) Includes _______ shares ( %) owned by Bernice H. Levine, Mr. Levine's wife; _______ shares owned by Peter H. Bardach, who has given Mr. Levine investment and voting power over such shares; shares owned by Cliff Drysdale who has given Mr. Levine investment and voting power over such shares;______ shares owned by Jeffrey Josef Steiner, who has given Mr. Levine investment and voting power over such shares; ______ shares owned by Stuffco International, Inc. an "affiliate" corporation controlled by Mr. Levine; and ______ shares owned by Copley Financial Services Corp., a corporation wholly owned by Mr. Levine, in all of which the exception of those owned by Stuffco International, Inc. and Copley Financial Services Corp., Mr. Levine disclaims any beneficial interest.

				    INVESTMENT ADVISER
THE ADVISER

Copley Financial Services Corporation, a Massachusetts corporation ("CFSC"), 315 Pleasant St., Fall River, Massachusetts 02721, serves as Investment Adviser to the Fund, pursuant to an Investment Advisory Contract dated September 1, 1978.

CFSC is registered under the Investment Advisers Act of 1940, as amended, and it was incorporated in February, 1978. CFSC presently has no investment advisory clients other than the Fund; however, CFSC may act as an investment adviser to other mutual funds in the future. CFSC is controlled by Irving Levine who is President, Treasurer and Chairman of the Board of Directors of CFSC, as well as its one hundred percent (100%) stockholder. Mr. Levine also controls the Fund and serves as the Chairman of the Board of Directors and President. This dual capacity could lead to conflicts of interest between Mr. Levine and the Fund or CFSC, as the case may be. It should be understood that CFSC's resources are limited, and, at the present time, Mr. Levine is its only employee. All final investment decisions are made by Mr. Levine.

The directors and principal executive officers of Copley Financial Services Corporation, in addition to Mr. Levine, are: Cliff Drysdale, Director; Jeffrey J. Steiner, Director; and Stephen L. Brown, Director.

ADVISORY SERVICES AND FEES

Under the Investment Advisory Contract between the Fund and CFSC, CFSC provides the Fund with investment advice, research and statistical and other factual information and manages and supervises the Fund's portfolio of investments. In performing these functions, CFSC (i) uses its best efforts to present a continuing and suitable investment program which is consistent with the investment objectives of the Fund; (ii) furnishes the Fund with information and reports regarding the securities in the portfolio and proposed additions to the portfolio; (iii) supervises the Fund's relationship with its Custodian, Transfer Agent, auditors, lawyers and any governmental agencies having jurisdiction over the Fund; and (iv) furnishes the Fund with certain office space and secretarial and clerical assistance as may be necessary to perform the forgoing functions. CFSC has no responsibility for advising the Fund as to the conduct of the operating business, that function being the sole and exclusive province of the Board of Directors.

CFSC receives an annual investment advisory fee for its services rendered to the Fund. The fee is based upon a percentage of the Fund's daily net assets computed without regard to the assets of the operating business (the assets upon which the fee is computed being hereinafter referred to as the "net securities assets") and is calculated daily and paid monthly as follows:

	(1) 1.00% of the first $25,000,000 of average daily net securities assets;

	(2) 0.75% of the next $15,000,000 of average daily net securities assets; and

	(3) 0.50% of the average daily net securities assets in excess of $40,000,000.

In the past CFSC has voluntarily waived up to one-half of the investment advisory fee charged to the Fund. CFSC is under no obligation to waive any part of its fee, and there can be no assurance that it will do so in the future. However, shareholders will be given thirty days written notice prior to cessation of such practice.

Pursuant to the Investment Advisory Contract, the investment advisory fees earned by CFSC during the Fund's fiscal years ending February 29, 1997, February 28, 1998, and February 28, 1999 were $531,290, $544,084, and _______
respectively, but CFSC actually received only $471,290, and ________ respectively. Receipt of the balance of the fees earned was waived.

PORTFOLIO TRANSACTIONS

The manager selects brokers and dealers to execute the funds' portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction.
The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The manager may pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities. The services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the fund. They must, however, be of value to the manager in carrying out its overall responsibilities.

Since most purchases by U.S. Government Securities Series are principal transactions at net prices, U.S. Government Securities Series incurs little or no brokerage costs. The fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. If the funds' officers are satisfied that the best execution is obtained, the sale of fund shares may also be considered a factor in the selection of broker-dealers to execute the fund's portfolio transactions.

CAPITAL STOCK

The fund has 5,000,000 authorized common shares (par value $1.00 per share). These shares, upon issuance, are fully paid and nonassessable, are entitled to one vote per share and a fractional vote equal to the fractional share held, are freely transferable and, in liquidation of the Fund, are entitled to receive the net assets of the fund. Shareholders have no preemptive, conversion or cumulative voting rights. On June 29, 1983, the Shareholders approved a 1 for 3 reverse stock split for all shares outstanding at the close of business on such day.

CUSTODIAN AND TRANSFER AGENT

Fleet Investment Services, Providence, RI serves as the Fund's Custodian. Steadman Security Corporation, 1730 K. Street, N.W., Washington DC 20006 serves as the fund's transfer agent, registrar, dividend disbursing agent, dividend reinvestment agent, accounting and pricing agent, and agent for the administration of shareholder accounts.

LEGAL COUNSEL

Certain legal matters in connection with the shares offered hereby have been passed upon for the Fund by Messrs. Roberts & Henry, Washington, D.C., Counsel for the Fund.

INDEPENDENT AUDITORS

The financial statements included in the Prospectus and this Statement of Additional Information have been audited for the fiscal year ended February 28, 1992 through 1999 by Roy G. Hale, Certified Public Accountant. The financial statements included in the Prospectus and Statement of Additional Information for the fiscal years ended February 28, 1988, 1989 and 1990 were audited by Spicer & Oppenheim, certified public accountants. Financial Statements for 1991 were audited by Grant Thornton (formerly Spicer & Oppenheim). The principal business address of Roy G. Hale is 624 Clarks Run Road, LaPlata, MD 20646.

PRICING, PURCHASE AND REDEMPTION OF SHARES

PRICING SHARES

When you buy shares, you pay the offering price. The offering price is the net asset value (NAV) per share, calculated to two decimal places using standard rounding criteria. When you sell shares, you receive the NAV.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The funds calculate the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 4:00 P.M. eastern time). The fund does not calculate the NAV on days the New York Stock Exchange (NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, the fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, the fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices.
If portfolio securities trade both in the over-the-counter market and on a stock exchange, the fund values them according to the broadest and most representative market as determined by the manager.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues.

PURCHASE

Shares are continuously offered at current net asset value without payment of any sales charge or commission. Investors who purchase and redeem Fund shares through broker-dealers, banks and other institutions may be subject to fees imposed by those entities with respect to the services they provide.

To make an initial investment, a prospective investor should complete the investment application which appears at the end of the prospectus and forward it with a check for $1,000 or more, made payable to Copley Fund, Inc., c/o Steadman Security Corp., 1730 K Street, N.W., Washington, DC 20006. If the application is accepted, a confirmation indicating details of the transaction will be sent to the purchaser directly. If the application is rejected, the investor's check will be returned to him promptly. Investment checks are invested at the net asset value next determined after their receipt by the Fund.

The minimum initial investment of $1,000 will be waived when a group of employees in cooperation with its employer and the fund purchases shares through a payroll deduction or other group purchase plan. Once an account (individual or group) has been established, additional investments of $100 or more may be made at any time. These minimum amounts also may be waived for persons investing under the Fund's Keogh Plan or through the medium of an Individual Retirement Account ("IRA").

AS A CONDITION OF THIS OFFERING, IF A PURCHASE IS CANCELED DUE TO NONPAYMENT OR BECAUSE A CHECK DOES NOT CLEAR, THE PURCHASER WILL BE RESPONSIBLE FOR ANY LOSS THE FUND INCURS. If you are already a Shareholder, the fund reserves the right to redeem shares from your account(s) to reimburse the fund for any such loss arising from an attempt to purchase additional shares.

STOCK CERTIFICATES: The Transfer Agent will not issue stock certificates for your shares unless requested. In order to facilitate redemptions and transfers, most Shareholders elect not to receive certificates. The stock certificates are issued at no charge to the purchaser, but if a certificate is lost, the purchaser may incur an expense to replace it.

CONFIRMATIONS: Upon receipt and acceptance by the Fund of an application for purchase of shares, the shares will be registered as designated by the purchaser in an open account. Purchases will be credited to the account in full and fractional shares, and a confirmation of each purchase will be sent to the Shareholder indicating the amount of the most recent purchase, the number of new shares acquired and the total number of shares left in the account. The confirmation is adequate evidence of the ownership of shares, and redemptions and transfers of ownership may be accomplished without the use of share certificates.

REDEMPTION

An investor may redeem his shares by sending a written request for redemption signed by the investor and any co-owners. The request should be sent to Copley Fund, Inc., c/o Steadman Security Corp., 1730 K St., N.W., Washington, DC 20006, and must include the name of the Fund and the investor's account number. ANY CERTIFICATES INVOLVED IN THE REDEMPTION MUST BE SURRENDERED WITH THE REQUEST, ENDORSED WITH SIGNATURE(S) GUARANTEED BY A TRUST COMPANY OR A COMMERCIAL BANK THAT IS A MEMBER OF THE FEDERAL RESERVE SYSTEM OR A MEMBER
FIRM OF A DOMESTIC STOCK EXCHANGE OR A MEMBER OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. OR BY A SAVINGS BANK OR A SAVINGS AND LOAN
ASSOCIATION OR CREDIT UNION. NOTARIZATIONS BY A NOTARY PUBLIC ARE NOT ACCEPTABLE, REQUESTS FOR REDEMPTION OF $1,000 OR MORE FROM ACCOUNTS FOR WHICH NO CERTIFICATES HAVE BEEN ISSUED, OR REDEMPTIONS BY PERSONS ACTING IN A REPRESENTATIVE CAPACITY, FOR EXAMPLE, CORPORATE OFFICERS, TRUSTEES, CUSTODIANS, ETC., ALSO MUST INCLUDE SIGNATURE GUARANTEES, AS DESCRIBED ABOVE. PERSONS ACTING IN A REPRESENTATIVE CAPACITY, FOR EXAMPLE, CORPORATE OFFICERS,
TRUSTEES, CUSTODIANS, ETC., MUST ALSO PRESENT, WITH THEIR REDEMPTION REQUESTS, EVIDENCE OF APPOINTMENT AND AUTHORITY TO ACT, IN FORM SATISFACTORY TO THE TRANSFER AGENT. REQUESTS FOR REDEMPTIONS TO THIRD PARTY PAYEE(S) MUST BE SIGNATURE GUARANTEED REGARDLESS OF THE SIZE OF THE REDEMPTION REQUEST. Where signature guarantees are necessary, the redemption will not be effective until the proper guarantees are received, and the current net asset value applicable to the redemption will be that next computed after their receipt.

Within three business days after receipt of a properly executed request for redemption of properly endorsed share certificate, the fund will redeem the shares at a price equal to the net asset value next computed after the receipt of the request. Such current net asset value may be more or less than the investor's cost.

The right of redemption may be suspended or the date of payment postponed during periods; (i) when the New York Stock Exchange is closed, other than on weekends and holidays; (ii) when an emergency exists, as determined by the rules of the Securities and Exchange Commission, as a result of which disposal by the fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the fund fairly to determine the value of its current net assets; (iii) when, under conditions set forth in the rules and regulations or pursuant to an order of the Securities and Exchange Commission, trading on the New York Stock Exchange is restricted or suspended; and (iv) as the Securities and Exchange Commission may by order permit or require for the protection of investors. In case of a suspension of the right of redemption, a Shareholder who has tendered a certificate for redemption or, if no certificate has been issued, has tendered a written request for redemption, may withdraw his request for redemption of his certificate from deposit. In the absence of such a withdrawal, he will receive payment of the current net asset value next determined after the suspension has been terminated.

The fund has the right, exercisable at the discretion of the Board of Directors and at any time after thirty (30) days written notice, to redeem shares of any Shareholder for their then current net asset value per share if at such time the Shareholder owns shares having an aggregate net asset value of less than $500, provided that such reduction in net asset value below $500 is the result of withdrawals and not market fluctuations.

SYSTEMATIC WITHDRAWAL PROGRAM

Each Shareholder owning shares with an aggregate value of $10,000 or more shall have the right to redeem a portion of his shares in equal dollar amounts on a monthly basis. Such right may be exercised by delivery of a written election to so redeem to the Transfer Agent, accompanied by a surrender of all share certificates then outstanding in the name of such Shareholder, properly endorsed by him. This plan may, and probably will, involve the use of principal and, depending on the amount withdrawn, the investor's principal may eventually be depleted. No additional charge to the Shareholder is made for this service. A sufficient number of shares will be liquidated at intervals (i.e., monthly or quarterly) at the then current net asset value attributable to such shares of the date of liquidation to meet withdrawals specified. Systematic withdrawals are processed on the twenty-fifth day of the month.

For tax purposes, withdrawal payments may not be considered as yield or income, and investors are urged to consult their own tax advisors regarding the tax treatment of withdrawals.

An investor may terminate the plan at any time by delivering written notice to the Transfer Agent. If all shares held by the investor are liquidated at any time, the plan will terminate automatically. The fund or its investment advisor may terminate the plan at any time after reasonable notice to the investor.

Investors making the requisite $10,000 investment in shares who wish to elect redemption under the Systematic Withdrawal Program should complete the Systematic Withdrawal Application at the end of the prospectus and forward it to Copley Fund, Inc., c/o Steadman Security Corp., 1730 K St., N.W., Washington, DC 20006.

REDEMPTION IN KIND

It is possible that conditions may exist in the future which would, in the opinion of the Board of Directors, make it undesirable for the fund to pay for redemptions in cash. In such cases the Board may authorize payment to be made in portfolio securities of the fund. However, the fund is obligated under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 ( or 1% of the fund's net assets if that is less) in any 90 day period. Securities delivered in payment of redemptions are valued at the same value assigned them in computing the net asset value per share. Shareholder receiving such securities generally will incur brokerage costs on their sales.

PERFORMANCE

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the funds are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN

Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $10,000 investment to its ending redeemable value.
The calculation assumes the maximum initial sales charge is deducted from the initial $10,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

When considering the average annual total return quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the fund. The average annual total returns for the indicated periods ended February 28, 1999, were:

                        1 Year      5 Years     10 Years

Copley Fund, Inc.	to be provided by amendment

These figures were calculated according to the SEC formula:

	               P(11+T)n = ERV
where:

P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical
	 $1,000 payment made at the beginning of
	 each period at the end of each period

CUMULATIVE TOTAL RETURN

Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total returns for the indicated periods ended February 28, 1999, were:

                        1 Year  5 Years     10 Years

Copley Fund, Inc.	to be provided by amendment

CURRENT YIELD

Current yield shows the income per share earned by a fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the applicable maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the class during the base period. The yields for the 30-day period ended February 28, 1999, were:

	                           Yield
Copley Fund, Inc.               to be furnished by amendment

These figures were obtained using the following SEC formula:

	Yield = 2[(a-b+1)6-1]
                   ______
	            cd

where:
a = 	dividends and interest earned during the period

b = 	expenses accrued for the period (net of reimbursements)

c = 	the average daily number of shares outstanding during
	the period that were entitled to receive dividends

d =	the maximum offering price per share on the last day
	of the period

VOLATILITY

Occasionally statistics may be used to show a fund's volatility or risk. Measures of volatility or risk are generally used to compare a fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

COMPARISONS

To help you better evaluate how an investment in the fund may satisfy your investment goal, advertisements and other materials about the funds may discuss certain measures of fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages.
These comparisons may include, but are not limited to, the following examples:


Dow Jones( Composite Average and its component averages - a price-weighted average of 65 stocks that trade on the New York Stock Exchange. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average
(15 utility stocks involved in the production of electrical energy).

Standard & Poor's( Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, current yield, risk, and total return for mutual funds.

Financial publications: The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.

Consumer Price index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect
Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

ADDITIONAL INFORMATION

This Statement of Additional Information does not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, to which reference is hereby made.

                ANNUAL REPORT                       February 28, 1999




                COPLEY FUND, INC.
                    A No-Load Fund


                        To be provided by amendment

PART C      OTHER INFORMATION

Item 24     Financial Statements and Exhibits

		(a)  Financial Statements:

            Part I

            Included in Part A: Per Share Income and Capital Changes for each of the five years in the period ending February 28, 1999.

            Included in Part B: Statement of Assets and Liabilities as of February 28, 1999; Portfolio of Investments as of February 28, 1999; Statement of Operations for the year ended February 28, 1999; and Statement of Changes in Net Assets for each of the two years in the period ended February 28, 1999.

            (b) Exhibits:

            (1) Articles of Organization of Copley Fund, Inc., together with an amendment thereto which is filed as Exhibit 1(b)(1)to the Fund's Pre-Effective Amendment No. 2 to its Registration Statement 2-60951 and by this reference incorporated herein.

                (i)   Articles of Amendment of Copley Fund, Inc. filed as
                      Exhibit 1(b)(1)(i) to the Fund's Post-Effective Amendment No. 6 to its Registration Statement 2-61740 and by this reference incorporated herein.

                (ii) Articles of Amendment of Copley Tax Managed Fund, Inc. (now Copley Fund, Inc.), effective March 11, 1987, filed as Exhibit 24(b)(1)(ii) to the Fund's Post-Effective Amendment No. 8 to its Registration Statement 2-60951 and by this reference incorporated herein.

                (iii) Articles of Incorporation of the Copley Fund - Florida,
                      filed as Exhibit (b)(1)(iii) to Post-Effective Amendment 16 to its Registration Statement 2-60951 and by this reference incorporated herein.

            (2) By-Laws of Copley Fund, Inc., filed as Exhibit 1(b)(2) to the Fund's Pre-Effective Amendment No. 1 to its Registration Statement 2-60951 and by this reference incorporated herein.

                (i) By-Laws of the Copley Fund - Florida, filed as Exhibit 1(b)(2) to Post-Effective Amendment 16 to its Registration Statement 2-60951 and by this reference incorporated herein.

            (3) None

            (4) Specimen copy of Copley Fund, Inc. common stock (par value
                $1.00 per share), filed as Exhibit 1(b)(4) to the Fund's Pre-Effective Amendment No. 1 to its Registration Statement 2-60951 and by this reference incorporated herein.

                (i) Specimen copy of Certificate of Copley Fund - Florida, filed as Exhibit (1)(b)(4) to the Fund's Post-Effective Amendment 16 to its Registration Statement 2-60951 and by this reference incorporated herein.

            (5) Investment Advisory Contract, dated September 1, 1978, by and between the Copley Trust (formerly Steadman Tax-Sheltered Trust and now Copley Fund, Inc.) and Copley Financial Services Corp., a Massachusetts corporation, filed as Exhibit 1(b)(5) to the Fund's Post-Effective Amendment No. 3 to its Registration Statement No. 2-55344 and by this reference incorporated herein.

            (6)  None

            (7)  None

            (8) (i) Accounting Services Agreement and Shareholder Services Agreement between Steadman Security Corp. and Copley Fund, Inc. filed as Exhibit (8)(i) to its Post-Effective Amendment No. 13, and by this reference incorporated herein.

                 (ii) Custodian Agreement, dated December 19, 1991, by and between Copley Fund and Fleet National Bank, filed as
                 Exhibit 8 (ii) to its Post Effective Amendment No. 16, and by this reference incorporated herein.

            (9)  None

            (10) Opinion letter of Messrs. Hirschler, Fleischer, Weinberg,
                 Cox & Allen, dated April 29, 1980, with respect to the legality of the securities being registered, filed as
                 Exhibit 1(b)(10) to the Fund's Pre-Effective Amendment No. 1 to its Registration Statement 2-60951 and by this reference incorporated herein.

            (11) Consent of Legal Counsel and Consent of Roy Hale, CPA are
                 attached hereto as Exhibit 11.

            (12) See Item 24(a) of Part C.

            (13) None

            (14) Copley Fund, Inc. Retirement Plan for Self-Employed
                 Individuals, together with form of Plan Adoption Agreement and Summary Plan Description, filed as Exhibit 1(b)(14) to the Fund's Pre-Effective Amendment No. 1 to its Registration Statement 2-60951 and by this reference incorporated herein.

            (15) None

Item 25.  Persons Controlled by or Under Common Control With Registrant
				        ________________
				          Irving Levine

           ________________________________          ______________________
         Copley Financial Services, Inc.              Stuffco, Inc.
                      (1)                                    (3)

        ________________________________
	       Copley Fund, Inc.
	                 (2)

(1) See "Investment Adviser - The Adviser" in the Statement of Additional Information.

(2) See "Control Persons and Principal Holders of Securities" in the Statement of Additional Information.

(3) Mr. Levine owns 75% of the outstanding capital stock of this Massachusetts corporation, which is engaged in the business of processing ladies handbags, and he also serves as Chairman of the Board of Directors and Treasurer thereof.

Item 26.  	Number of Holders of Securities

	Title of      			  Number of Record
        Class                           Holders as of 6/1/99

        Common Stock                          To be provided by amendment

Item 27.	Indeminification

	The Articles of Organization of the Fund provide that each director and officer shall be indemnified by the Fund against liabilities, fines, penalties and claims imposed upon or asserted against him (including amounts paid in settlement) by reason of having been such a director or officer, whether or not then continuing so to be, and against all expenses (including counsel fees) reasonably incurred by him in connection therewith, except in relation to matters as to which he shall have been finally adjudicated in any proceeding guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of such an adjudication in any such proceeding or in the absence of a settlement thereof, no indemnification shall be permitted unless there is first obtained a determination by independent legal counsel to the effect that, based upon a review of the facts, the officer or director seeking indemnification is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. "Independent legal counsel" shall not include counsel for the Fund, its investment adviser, its principal underwriter, if any, or persons affiliated with the Fund or such adviser or underwriter. "Director" or "officer" includes every director or officer or former director or officer of the Fund and every person who may have served at its request as a director or officer or other official serving in an equivalent capacity for another corporation or unincorporated business entity in which the Fund owns shares of stock or has an equity interest or of which it is a creditor or, in the case of non-stock corporation, to which the Fund contributes. Such terms also include personal representatives. The indemnity rights granted by the Fund's Articles of Organization are not deemed to be exclusive of other rights, if any, which such a director or officer may have under applicable law.

	Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to the court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser

	Copley Financial Services Corp., the Fund's investment adviser ("CFSC"), is engaged in no other business. The following is a list of the directors and officers of CFSC and their business, profession or employment of a substantial nature during the past two fiscal years:

                                        BUSINESS, PROFESSION AND EMPLOYMENT
NAME OF OFFICERS                        DURING PAST TWO FISCAL YEARS
AND DIRECTORS                           (INCLUDING COMPANY AND PRINCIPAL
                                        ADDRESS)

Irving Levine, President		President, Treasurer and a Director
Treasurer and Director                  of Copley Financial Services Corp.
                                        since 1978; Chairman of the Board
                                        and Treasurer of Stuffco International,
                                        inc. a ladies handbag processor,
                                        retail chain operator since February,
                                        1978.

Eric Clifford Drysdale			Professional tennis player and
Director                                sport's announcer.

Jeffrey Josef Steiner			Chairman of the Board of Fairchild
Director                                Corporation, 110 E. 59th St., New
                                        York, New York 10022.

Stephen L. Brown                        Chairman of the Franklin Corporation
Director                                and Chairman of S. L. Brown & Company,
                                        New York, N.Y.

Kenneth Joblon				President, Brittany Dyeing & Printing &
Director                                Corp., New Bedford, MA

Item 29.  Principal Underwriters

          None

Item 30.  Location of Accounts and Records
          With the exception of the minute book of Shareholders and Directors and files of all advisory material received from the investment adviser, which are maintained by the Fund at P. O. Box 3287, Fall River, Massachusetts 02724, all other accounts, books or other documents required to be maintained by the Fund pursuant to
          Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder, are maintained by Fleet Bank and Steadman Security Corp., 1730 K Street, N.W., Washington, D.C. 20006.

Item 31.  Management Services

          None

Item 32.  Undertakings

          None

                             S I G N A T U R E S

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(g) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fall River, and Commonwealth of Massachusetts, on the 25th day of April, 1999.




                                    COPLEY FUND, INC.

                                    By:  /s/ Irving Levine
                                             Irving Levine, President



         Pursuant to the requirements of the Securities Act of 1933, this Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



SIGNATURE                        TITLE                    Date


/s/ Irving Levine             Chairman of the Board       4/25/99
        Irving Levine         and President, Chief
                              Financial and Accounting
                              Officer


/s/ Albert Resnick, M.D.      Director                    4/25/99
	Albert Resnick, M.D.


/s/ Burton S. Stern           Director                    4/25/99
	Burton S. Stern


/s/ Kenneth Joblon            Director                    4/25/99
	Kenneth Joblon